Oppenheimer Absolute Return    Oppenheimer Pennsylvania
Fund                               Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York  Oppenheimer Portfolio Series
   Municipals                  Oppenheimer Portfolio
                                     Series Fixed
Oppenheimer Balanced Fund      Income Active Allocation Fund
Oppenheimer Baring China Fund  Oppenheimer Quest Balanced
                                        Fund SM
Oppenheimer Baring Japan Fund  Oppenheimer Quest International
Oppenheimer California            Value Fund, Inc.SM
      Municipal Fund
Oppenheimer Capital            Oppenheimer Quest Opportunity Value
      Appreciation Fund           Fund SM
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves      Oppenheimer Real Estate Fund
Oppenheimer Champion Income    Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Commodity             Fund, Inc.
     Strategy Total
     Return Fund               Oppenheimer Rochester Arizona
Oppenheimer Core Bond Fund        Municipal Fund
Oppenheimer Developing         Oppenheimer Rochester Fund
     Markets Fund                 Municipals
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth    Oppenheimer Rochester
      Fund                           Maryland Municipal Fund
Oppenheimer Emerging Growth
      Fund
Oppenheimer Equity Income Fund Oppenheimer Rochester
                                       Massachusetts Municipal Fund
Oppenheimer Global Fund
Oppenheimer Global             Oppenheimer Rochester
      Opportunities Fund             Michigan Municipal Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special     Oppenheimer Rochester
     Minerals Fund                    Minnesota Municipal Fund

Oppenheimer International      Oppenheimer Rochester
      Bond Fund                      National Municipals
Oppenheimer International
   Diversified Fund
   Fund                        Oppenheimer Rochester North
                               Carolina Municipal Fund
Oppenheimer International         Municipal Fund
Small Company Fund
                               Oppenheimer Rochester Ohio
Oppenheimer International         Municipal Fund
Value Fund
Oppenheimer Limited Term       Oppenheimer Rochester
California                     Virginia Municipal Fund
   Municipal Fund
Oppenheimer Limited Term       Oppenheimer Select Value
   Municipal Fund                    Fund
                               Oppenheimer Senior Floating Rate

Oppenheimer Limited Term New   Oppenheimer Small- & Mid-
  York Municipal Fund                    Cap Value Fund

Oppenheimer Limited-Term       Oppenheimer Strategic
Government Fund                    Income Fund
                               Oppenheimer Transition 2010
                               Fund
Oppenheimer Main Street Small  Oppenheimer Transition 2015
Cap Fund(R)                          Fund
                                Oppenheimer Transition 2020 Fund

Oppenheimer Main Street        Oppenheimer Transition 2025 Fund
Opportunity Fund(R)
                               Oppenheimer Transition 2030 Fund

Oppenheimer MidCap Fund        Oppenheimer Transition 2040 Fund
                               Fund
Oppenheimer New Jersey         Oppenheimer Transition 2050 Fund
Municipal Fund
                               Oppenheimer U S Government Trust

                               Oppenheimer Value Fund

       Prospectus Supplement dated July 1, 2008

     This supplement amends the Prospectus of each of the above referenced funds
(each a "Fund") as follows and is in addition to any other supplement(s):

     In  the  section  titled   "Distribution   and  Service   (12b-1)  Plans  -
Distribution  and Service  Plans for Class B, Class C, and Class N Shares,"  the
fourth paragraph is deleted in its entirety and is replaced by the following:

     The Distributor  currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based sales charge. Effective July 1, 2008, for ongoing purchases of Class
B shares by certain  retirement  plans, the Distributor may pay the intermediary the asset  based  sales  charge  and  service  fee  during  the first year after purchase  instead of paying a sales concession and the first year's service fees at the  time of  purchase.  See the  Statement  of  Additional  Information  for
exceptions.

July 1, 2008                                PS0000.041